Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest Income
Interest on loans	$ 10,231,000	$ 8,857,000
Interest and dividends on time deposits and investment securities	357,000	326,000
Total Interest Income	10,588,000	9,183,000
Interest Expense
Interest on deposits	2,681,000	2,432,000
Interest on Federal Home Loan Bank borrowings	321,000	133,000
Total Interest Expense	3,002,000	2,565,000
Net Interest Income	7,586,000	6,618,000
Provision for Loan Losses	284,000	292,000
Net Interest Income after Provision for Loan Losses	7,302,000	6,326,000
Non-Interest Income
Mortgage banking and title abstract fees	730,000	637,000
Other fees and services charges	64,000	96,000
Insurance commissions	389,000	182,000
Income from bank-owned life insurance	86,000	90,000
Net gain on the sale of residential mortgage loans	2,094,000	1,636,000
Gain on the sale of SBA loans	48,000	108,000
Loss on sales and write-downs of other real estate owned	(68,000)	(193,000)
Other	99,000	47,000
Total Non-Interest Income, net	3,442,000	2,603,000
Non-Interest Expense
Salaries and employee benefits	5,478,000	4,512,000
Directors’ fees and expenses	204,000	203,000
Occupancy and equipment	573,000	552,000
Data processing	331,000	191,000
Professional fees	367,000	378,000
FDIC deposit insurance assessment	174,000	139,000
Other real estate owned expenses	14,000	43,000
Advertising	195,000	113,000
Amortization of other intangible	49,000	20,000
Other	687,000	544,000
Total Non-Interest Expense	8,072,000	6,695,000
Income before Income Taxes	2,672,000	2,234,000
Income Taxes	1,205,000	736,000
Net Income	$ 1,467,000	$ 1,498,000
Earnings per share – basic (in dollars per share)	$ 0.79	$ 0.84
Average shares outstanding - basic (in shares)	1,857,457	1,781,410
Earnings per share - diluted (in dollars per share)	$ 0.74	$ 0.77
Average shares outstanding - diluted (in shares)	1,994,832	1,935,903